Stock-Based Compensation - Narrative (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Sep. 29, 2021 shares	Dec. 31, 2021 USD ($) item $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 12, 2012 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercisable (in shares) | shares		4,839
Weighted average remaining contractual term (in years)		6 years 10 months 24 days
Weighted average exercise price (in usd per share) | $ / shares		$ 1.12
Exercisable, intrinsic value		$ 29,838
Exercises in period, intrinsic value		$ 5,407
Outstanding (in shares) | shares		12,110
Fair value		$ 1,678
Weighted average remaining contractual life		8 years
Weighted average exercise price (in usd per share) | $ / shares		$ 1.76
Aggregate intrinsic value		$ 66,012
Share conversion ratio		1
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock reserved for issuance (in shares) | shares		18,398
Compensation expense		$ 7,183	$ 1,010	$ 644
Unrecognized compensation cost		$ 16,354
Remaining weighted average cost recognition period		2 years 4 months 24 days
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 2,806
Unrecognized compensation cost		$ 7,519
2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock reserved for issuance (in shares) | shares		10,317			17,464
2012 Plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		4 years
Contractual life		10 years
2012 Plan | Stock options | Board members
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		2 years
Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock awards issued (in shares) | shares	10,194
Earnout Awards | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Approved issuance (in shares) | shares		1,682
Earnout Awards | Restricted stock units | Vesting for $14.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life		36 months
Award vesting percentage		50.00%
Vesting trigger price (in usd per share) | $ / shares		$ 14.00
Trading days | item		20
Consecutive trading days | item		30
Earnout Awards | Restricted stock units | Vesting for $16.00
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual life		36 months
Award vesting percentage		50.00%
Vesting trigger price (in usd per share) | $ / shares		$ 16.00
Trading days | item		20
Consecutive trading days | item		30